Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2020
Fixed maturities:
U.S. government obligations	$12,740.0	$0	$0	$12,740.0	$12,437.9
State and local government obligations	0	3,221.8	0	3,221.8	3,099.4
Corporate debt securities	0	10,185.2	0	10,185.2	9,579.7
Subtotal	12,740.0	13,407.0	0	26,147.0	25,117.0
Asset-backed securities:
Residential mortgage-backed	0	509.5	0	509.5	503.3
Commercial mortgage-backed	0	6,175.1	0	6,175.1	6,042.6
Other asset-backed	0	3,784.6	0	3,784.6	3,745.0
Subtotal asset-backed securities	0	10,469.2	0	10,469.2	10,290.9
Redeemable preferred stocks:
Financials	0	51.6	0	51.6	51.1
Utilities	0	11.7	0	11.7	10.0
Industrials	10.8	120.6	0	131.4	120.1
Subtotal redeemable preferred stocks	10.8	183.9	0	194.7	181.2
Total fixed maturities	12,750.8	24,060.1	0	36,810.9	35,589.1
Short-term investments	4,704.9	513.6	0	5,218.5	5,218.5
Total available-for-sale securities	17,455.7	24,573.7	0	42,029.4	40,807.6
Equity securities:
Nonredeemable preferred stocks:
Financials	117.7	1,212.3	35.0	1,365.0	1,278.6
Utilities	0	41.9	0	41.9	40.0
Industrials	0	24.3	16.7	41.0	40.1
Subtotal nonredeemable preferred stocks	117.7	1,278.5	51.7	1,447.9	1,358.7
Common equities:
Common stocks	4,049.9	0	0	4,049.9	1,184.2
Other risk investments	0	0	3.1	3.1	3.1
Subtotal common equities	4,049.9	0	3.1	4,053.0	1,187.3
Total equity securities	4,167.6	1,278.5	54.8	5,500.9	2,546.0
Total portfolio	$21,623.3	$25,852.2	$54.8	$47,530.3	$43,353.6
Debt	$0	$6,793.5	$0	$6,793.5	$5,396.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2019
Fixed maturities:
U.S. government obligations	$13,251.1	$0	$0	$13,251.1	$13,100.7
State and local government obligations	0	1,713.3	0	1,713.3	1,686.0
Corporate debt securities	0	7,067.7	0	7,067.7	6,860.3
Subtotal	13,251.1	8,781.0	0	22,032.1	21,647.0
Asset-backed securities:
Residential mortgage-backed	0	627.5	0	627.5	625.0
Commercial mortgage-backed	0	5,076.2	0	5,076.2	5,020.7
Other asset-backed	0	5,179.5	0	5,179.5	5,164.7
Subtotal asset-backed securities	0	10,883.2	0	10,883.2	10,810.4
Redeemable preferred stocks:
Financials	0	51.7	0	51.7	51.5
Utilities	0	11.1	0	11.1	10.0
Industrials	11.1	121.1	0	132.2	124.2
Subtotal redeemable preferred stocks	11.1	183.9	0	195.0	185.7
Total fixed maturities	13,262.2	19,848.1	0	33,110.3	32,643.1
Short-term investments	1,797.4	1.4	0	1,798.8	1,798.8
Total fixed maturities and short-term	15,059.6	19,849.5	0	34,909.1	34,441.9
Equity securities:
Nonredeemable preferred stocks:
Financials	77.4	850.7	27.1	955.2	891.3
Utilities	0	42.3	0	42.3	39.9
Industrials	0	25.4	16.0	41.4	40.1
Subtotal nonredeemable preferred stocks	77.4	918.4	43.1	1,038.9	971.3
Common equities:
Common stocks	3,306.0	0	0	3,306.0	1,125.2
Other risk investments	0	0	0.3	0.3	0.3
Subtotal common equities	3,306.0	0	0.3	3,306.3	1,125.5
Total equity securities	3,383.4	918.4	43.4	4,345.2	2,096.8
Total available-for-sale portfolio	$18,443.0	$20,767.9	$43.4	$39,254.3	$36,538.7
Debt	$0	$5,119.6	$0	$5,119.6	$4,407.1

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2020 and 2019:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2019	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2020
Equity securities:
Nonredeemable preferred stocks:
Financials	$27.1	$(27.1)	$35.0	$0	$0	$0	$0	$35.0
Industrials	16.0	0	0	0	0	0.7	0	16.7
Common equities:
Other risk investments	0.3	0	2.8	0	0	0	0	3.1
Total Level 3 securities	$43.4	$(27.1)	$37.8	$0	$0	$0.7	$0	$54.8

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2018	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2019
Equity securities:
Nonredeemable preferred stocks:
Financials	$25.1	$0	$2.0	$0	$0	$0	$0	$27.1
Industrials	5.0	0	10.0	0	0	1.0	0	16.0
Common equities:
Other risk investments	0.3	0	0	0	0	0	0	0.3
Total Level 3 securities	$30.4	$0	$12.0	$0	$0	$1.0	$0	$43.4

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2020	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Equity securities:
Nonredeemable preferred stocks:
Financials[1]	$25.0	Internal price	Unadjusted purchase price per share	3.7
Financials[2]	10.0	Internal price	Unadjusted purchase price per share	16.9
Industrials	6.9	Pricing firm	Market Approach (Guideline Public Company Method)	5.4
Industrials	9.8	Pricing firm	Market Approach (Guideline Public Company Method)	4.8
Subtotal Level 3 securities	51.7
Pricing exemption securities	3.1
Total Level 3 securities	$54.8
[1] This security was purchased in May 2020.
[2] This security was purchased in November 2020.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2019	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Equity securities:
Nonredeemable preferred stocks:
Financials	$27.1	Pricing firm	Recent transaction price per share	9.0
Industrials	6.0	Pricing firm	Performance-based transaction price adjustment per share	4.8
Industrials[1]	10.0	Internal price	Unadjusted purchase price per share	4.9
Subtotal Level 3 securities	43.1
Pricing exemption securities	0.3
Total Level 3 securities	$43.4
1 The security was purchased in November 2019.